Average Annual Total Returns - Government Money Market I Fund	None 1 Year	None 5 Years	None 10 Years	FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	0.22%	0.72%	0.36%	0.58%	1.16%	0.60%